Long-Term Borrowings (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended
	Jul. 31, 2018	Mar. 31, 2022	Nov. 30, 2021	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Sep. 30, 2020
Long-Term Borrowings (Details) [Line Items]
Loan repaid				¥ 28
Loan agreement					¥ 9,800
Interest rate					7.92%
Due date				January 2024	July 2022
Long-term borrowings				¥ 4,502		¥ 15,137
Long-term borrowings current				¥ 388		646
Long-term borrowings mature dates				January 2024
Commercial Bank [Member]
Long-Term Borrowings (Details) [Line Items]
Loan agreement						¥ 8,780
Interest rate						6.19%
Loan Agreement With Third Party One [Member]
Long-Term Borrowings (Details) [Line Items]
Loan repaid				¥ 1,004	¥ 2,890	¥ 3,618
Third party loan					¥ 7,950
Interest rate					12.24%
Loan Agreements With Third Party Two [Member]
Long-Term Borrowings (Details) [Line Items]
Loan repaid				399		¥ 249
Third party loan		¥ 1,080	¥ 1,790
Interest rate		12.24%	12.24%
Loan term		2 years	2 years
Dongyi Yuanda [Member]
Long-Term Borrowings (Details) [Line Items]
Loan from bank	¥ 12,000
Annual interest rate	7.03%
Annual interest rate changed					5.00%
Loan repaid			¥ 1,000	3,000			¥ 8,000
Balance of the loan				¥ 4,890